[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

January 31, 2020

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	The Cushing® MLP & Infrastructure Total Return Fund N-14 Filing

Ladies and Gentlemen:

On behalf of The Cushing® MLP & Infrastructure Total Return Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).

The Registration Statement relates to the reorganization of  The Cushing® Energy Income Fund into the Fund.

A fee of $129.80 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
 Kevin T. Hardy

Enclosure